Fees and Expenses	Jan. 31, 2026
FundX ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the FundX ETF. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the FundX ETF with the cost of investing in other funds. The Example assumes that you invest $10,000 in the FundX ETF for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the FundX ETF’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The FundX ETF may pay transaction costs or broker fees, when it buys and sells securities (or “turns over” its portfolio). If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when FundX ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the FundX ETF’s performance. During the most recent fiscal year, the FundX ETF’s portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	66.00%
FundX Aggressive ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Aggressive ETF. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Aggressive ETF with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Aggressive ETF for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Aggressive ETF’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Aggressive ETF may pay transaction costs or broker fees when it buys and sells securities (or “turns over” its portfolio. If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Aggressive ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Aggressive ETF’s performance. During the most recent fiscal year, the Aggressive ETF’s portfolio turnover rate was 134% of the average value of its portfolio.

Portfolio Turnover, Rate	134.00%
FundX Flexible ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Flexible ETF. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Flexible ETF with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Flexible ETF for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Flexible ETF’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Flexible ETF may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Flexible ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Flexible ETF’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 133% of the average value of its portfolio.

FundX Conservative ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Conservative ETF. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Conservative ETF with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Conservative ETF for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Conservative ETF’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Conservative ETF may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Conservative ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Conservative ETF’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Portfolio Turnover, Rate	84.00%
FundX Future Fund Opportunities ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your shares at the end of those periods. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of waived fees and/or reimbursed expenses in each period) remain the same.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Portfolio Turnover, Rate	2.00%